Shareholder Fees (Vanguard Extended Duration Treasury Index Fund Institutional)	Vanguard Extended Duration Treasury Index Fund Vanguard Extended Duration Treasury Index Fund - Institutional Shares 9/1/2013 - 8/31/2014	Vanguard Extended Duration Treasury Index Fund Vanguard Extended Duration Treasury Index Fund - Institutional Plus Shares 9/1/2013 - 8/31/2014
Shareholder Fees (fees paid directly from your investment]
Sales charge (load) imposed on purchases	none	none
Purchase Fee	0.50%	0.50%
Sales charge (load) imposed on reinvested dividends	none	none
Redemption Fee	none	none